Related-Party Transactions (Detail Textuals)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) Director shares	Sep. 30, 2014 USD ($) shares
Related Party Transaction [Line Items]
Loan from director		$ 187,388	$ 826,561
CEO
Related Party Transaction [Line Items]
Non interest bearing advances				$ 783,707
Repayment of advances				395,257
Accrued compensation payments				$ 117,506
Director
Related Party Transaction [Line Items]
Loan from director	$ 1,000,000
Interest rate	24.00%			4.00%
Accrued interest	$ 128,219
Number of directors | Director				3
Aggregate payment to preferred stockholder				$ 650,000
Issuance of stockholder notes				$ 1,850,000
Percentage of increase in interest rate				6.00%
Director | Series A redeemable preferred stock
Related Party Transaction [Line Items]
Repurchase of shares | shares				1,250	1,250
Accrued dividends				$ 326,354	$ 326,354